Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 2,264,296	$ 6,279,992
Gross amounts offset in the Statement of Financial Condition	(1,564,578)	(2,792,197)
Net amounts of assets presented in the Statement of Financial Condition	699,718	3,487,795
Financial Instruments
Collateral Received	(699,718)	(2,342,224)
Net Amount		$ 1,145,571
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 699,718	$ 1,770,738
Financial Instruments
Collateral Received	(699,718)	(1,770,738)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		613,651
Financial Instruments
Net Amount		613,651
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		531,920
Financial Instruments
Net Amount		531,920
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		571,486
Financial Instruments
Collateral Received		(571,486)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		3,993,811
Gross amounts offset in the Statement of Financial Condition		(1,651,587)
Net amounts of assets presented in the Statement of Financial Condition		2,342,224
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,264,296	2,601,420
Gross amounts offset in the Statement of Financial Condition	(1,564,578)	(830,682)
Net amounts of assets presented in the Statement of Financial Condition	$ 699,718	1,770,738
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,392,391
Gross amounts offset in the Statement of Financial Condition		(820,905)
Net amounts of assets presented in the Statement of Financial Condition		571,486
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		2,286,181
Gross amounts offset in the Statement of Financial Condition		(1,140,610)
Net amounts of assets presented in the Statement of Financial Condition		1,145,571
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,084,114
Gross amounts offset in the Statement of Financial Condition		(470,463)
Net amounts of assets presented in the Statement of Financial Condition		613,651
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,202,067
Gross amounts offset in the Statement of Financial Condition		(670,147)
Net amounts of assets presented in the Statement of Financial Condition		$ 531,920